REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS	REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS
The Company has a comprehensive offering of products and services, including software and technologies, that are sold to a variety of customers in multiple end markets. Beginning in 2026, the disaggregation of revenue within its Building Automation, Process Automation and Technology, and Industrial Automation segments is reported based on business model. See the following disaggregated revenue table and related discussions by reportable business segment for details:

	Years Ended December 31,
	2025	2024	2023
Aerospace Technologies
Commercial Aviation Original Equipment	$2,513	$2,223	$2,397
Commercial Aviation Aftermarket	7,777	7,144	6,241
Defense and Space	7,220	6,091	4,986
Net Aerospace Technologies sales	17,510	15,458	13,624
Building Automation
Products	3,941	3,475	3,358
Solutions	3,426	3,065	2,673
Net Building Automation sales	7,367	6,540	6,031
Process Automation and Technology
Projects	2,717	2,270	2,257
Aftermarket	3,720	3,649	3,426
Net Process Automation and Technology sales	6,437	5,919	5,683
Industrial Automation
Products	4,284	5,026	5,387
Solutions	1,814	1,750	2,272
Net Industrial Automation sales	6,098	6,776	7,659
Corporate and All Other	30	24	12
Net sales	$37,442	$34,717	$33,009
Aerospace Technologies – A global supplier of products, software, and services for aircrafts that it sells to original equipment manufacturers (OEM) and other customers in a variety of end markets including commercial air transport, business aviation, airlines, aircraft operators, and defense and space primes and U.S. government. Aerospace Technologies products and services include auxiliary power units, propulsion engines, environmental control systems, integrated avionics, connectivity services, electric power systems, engine controls, flight safety, communications, navigation hardware, data and software applications, radar and surveillance systems, aircraft lighting, management and technical services, advanced systems and instruments, satellite and space components, aircraft wheels and brakes, and thermal systems. Aerospace Technologies also provides spare parts, repair, overhaul, and maintenance services (principally to aircraft operators), and sells licenses or intellectual property to other parties. Honeywell Forge solutions enable customers to turn data into predictive maintenance and predictive analytics to enable better fleet management and make flight operations more efficient.
Building Automation – A global provider of unified building automation solutions across products, hardware, software, and analytics, which help our customers convert buildings into safe, sustainable, and integrated assets. Building Automation offerings include fire detection, building controls and optimization software, energy management systems, access control, and video management software, complemented by installation, maintenance, and upgrades. The reportable business segment is comprised of the Products and Solutions business models. The Products business is a leading provider of multi-domain controls and software offerings, primarily through an industry-leading, highly capable, channel partner network. The Solutions business is a leading provider of integrated systems and differentiated automation technologies. Honeywell Forge integrates hardware, software and services—enhanced by AI-enabled solutions—to support revenue generation and performance over the lifecycle of a building.
Process Automation and Technology – A global provider of end-to-end solutions that drive automation throughout the industrial lifecycle, develop and innovate advanced process technology solutions, and help accelerate customers' digital transformations. The business segment delivers to multiple sectors, including energy, mining and minerals, industrials, power generation, and life sciences. The reportable business segment is comprised of the Projects and Aftermarket business models. The Projects business offers automation solutions for new and existing industrial plants, solutions for critical turbomachinery control applications, licensing, engineering of new and existing energy facilities, and energy solutions including separation and purification, gas, renewable fuels, blue H2 / blue NH3, green H2, carbon capture, plastics circularity, and energy storage. The Aftermarket business offers solutions that improve safety, reliability, sustainability, and operations excellence and delivers licensed process technology, equipment, engineering catalyst, adsorbents, and services to enable the energy transition. Honeywell Forge connects and contextualizes assets to enhance productivity, efficiency and operational performance, helping customers realize greater value from their operations.

Industrial Automation – A global provider of sensing and measurement solutions serving mission critical applications across diversified verticals, including energy, power and utilities, aerospace and defense, medical devices, and semiconductors. Across these verticals, customers desire similar outcomes, such as operational efficiency, asset effectiveness, people performance, and safety. The reportable business segment is comprised of the Products and Solutions business models. The Products business offerings include fiscal custody transfer solutions, fixed and portable gas detection, safety solutions for semiconductor manufacturing, terminal operations, sensors, switches and controls, burner management systems, and fuel and air delivery. Industrial Automation offers a comprehensive suite of solutions through aftermarket services, as well as through expanding its high-value digital services and connected solutions, all of which are anchored in Honeywell Forge.
Corporate and All Other – Corporate and All Other includes revenue from Honeywell's majority-owned investment in Quantinuum. Through Quantinuum, Honeywell provides a wide range of service offerings of fully integrated quantum computing hardware and software solutions.
See Note 22 Segment Financial Data for a summary by disaggregated product and services sales for each reportable business segment.
The Company recognizes revenue arising from performance obligations outlined in contracts with its customers that are satisfied at a point in time and over time. The disaggregation of the Company's revenue based on timing of recognition is as follows:

	Years Ended December 31,
	2025	2024	2023
Products, transferred point in time	52%	53%	54%
Products, transferred over time	13	13	14
Net product sales	65	66	68
Services, transferred point in time	5	4	11
Services, transferred over time	30	30	21
Net service sales	35	34	32
Net sales	100%	100%	100%
CONTRACT BALANCES
The Company tracks progress on satisfying performance obligations under contracts with customers. The related billings and cash collections are recorded in the Consolidated Balance Sheet in Accounts receivable—net and Other assets (unbilled receivables (contract assets) and billed receivables), and Accrued liabilities and Other liabilities (customer advances and deposits (contract liabilities)). Unbilled receivables arise when the timing of cash collected from customers differs from the timing of revenue recognition, such as when contract provisions require specific milestones to be met before a customer can be billed. Contract assets are recognized when the revenue associated with the contract is recognized prior to billing and derecognized when billed in accordance with the terms of the contract. Contract liabilities are recorded when customers remit contractual cash payments in advance of the Company satisfying performance obligations under contractual arrangements, including those with performance obligations to be satisfied over a period of time. Contract liabilities are derecognized when revenue is recorded.
Contract balances are classified as assets or liabilities on a contract-by-contract basis at the end of each reporting period.
The following table summarizes the Company's contract assets and liabilities balances:

	2025	2024
Contract assets—January 1	$2,155	$2,013
Contract assets—December 31[1]	2,403	2,155
Change in contract assets—increase (decrease)	248	142
Contract liabilities—January 1	(4,120)	(4,214)
Contract liabilities—December 31[2]	(3,839)	(4,120)
Change in contract liabilities—decrease (increase)	281	94
Net change	$529	$236

1
As of December 31, 2025 and 2024, contract assets excludes $68 million and $3 million, respectively, that are included in Assets held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.

2
As of December 31, 2025 and 2024, contract liabilities excludes $379 million and $21 million, respectively, that are included in Liabilities held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.

For the years ended December 31, 2025, and 2024, the Company recognized revenue of $1,964 million and $2,101 million, respectively, that was previously included in the beginning balance of contract liabilities.
Contract assets included $2,424 million and $2,102 million of unbilled balances under long-term contracts as of December 31, 2025, and 2024, respectively. These amounts are billed in accordance with the terms of customer contracts to which they relate.
When contracts are modified to account for changes in contract specifications and requirements, the Company considers whether the modification either creates new or changes the existing enforceable rights and obligations. Contract modifications for goods or services and not distinct from the existing contract, due to the significant integration with the original good or service provided, are accounted for as if they were part of that existing contract. The effect of a contract modification on the transaction price and the Company's measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) on a cumulative catch-up basis. When the modifications include additional performance obligations that are distinct and at relative stand-alone selling price, they are accounted for as a new contract and performance obligation, which are recognized prospectively.
PERFORMANCE OBLIGATIONS
A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is defined as the unit of account. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. When contracts with customers require highly complex integration or manufacturing services that are not separately identifiable from other promises in the contracts and, therefore, not distinct, then the entire contract is accounted for as a single performance obligation. In situations when the Company's contracts include distinct goods or services that are substantially the same and have the same pattern of transfer to the customer over time, they are recognized as a series of distinct goods or services. For any contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation based on the estimated relative stand-alone selling price of each distinct good or service in the contract. For product sales, each product sold to a customer typically represents a distinct performance obligation. In such cases, the observable stand-alone sales are used to determine the stand-alone selling price.
Performance obligations are satisfied as of a point in time or over time. Performance obligations are supported by contracts with customers, providing a framework for the nature of the distinct goods, services, or bundle of goods and services. The timing of satisfying the performance obligation is typically indicated by the terms of the contract. The Company's remaining performance obligations as of December 31, 2025, are $37,475 million.
Performance obligations recognized as of December 31, 2025, will be satisfied over the course of future periods. The Company's disclosure of the timing for satisfying the performance obligation is based on the requirements of contracts with customers. However, from time to time, these contracts may be subject to modifications, impacting the timing of satisfying the performance obligations. Performance obligations expected to be satisfied within one year and greater than one year are 57% and 43%, respectively.
The timing of satisfaction of the Company's performance obligations does not significantly vary from the typical timing of payment. Typical payment terms of the Company's fixed price over time contracts include progress payments based on specified events or milestones or based on project progress. For some contracts, the Company may be entitled to receive an advance payment.
The Company applied the practical expedient for certain revenue streams to exclude the value of remaining performance obligations for contracts for which the Company recognizes revenue in proportion to the amount the Company has the right to invoice for services performed.